14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L)) (Tables)	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L))

	Three Months Ended September 30, 2015	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014

Accumulated OCI(L), beginning of period:
Currency translation adjustment	$(5,132,596)	$208,935	$(2,850,122)	$465,615

OCL for the period:
Currency translation adjustments	$(1,888,750)	$(1,879,527)	$(4,171,224)	$(2,136,207)

Accumulated OCL, end of period:
Currency translation adjustment	$(7,021,346)	$(1,670,592)	$(7,021,346)	$(1,670,592)